Schedule 1 - Investments	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties

Column A	Column B	Column C	Column D
Type of investment	Cost (1)	Value	Amount at which shown in the balance sheet
	(Expressed in thousands of U.S. Dollars)
Fixed maturities:
Bonds:
Foreign governments	$25,821	$25,385	$25,385
Public utilities	40,683	40,263	40,263
All other corporate bonds	932,048	920,598	920,598
Redeemable preferred stock	25,314	17,851	17,851
Total fixed maturities	1,023,866	1,004,097	1,004,097
Equity securities:
Common stocks:
Public utilities	231	248	248
Banks, trust and insurance companies	11,332	14,235	14,235
Industrial, miscellaneous and all other	12,796	14,103	14,103
Nonredeemable preferred stocks	975	387	387
Total equity securities	25,334	28,973	28,973
Short-term investments	89,478	89,478	89,478
Other long-term investments (2)	13,170	12,959	12,959
Equity-method investments measured at fair value	8,210	1,955	1,955
Total investments	$1,160,058	$1,137,462	$1,137,462
(1)Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)Includes other investments and term deposits.